Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

June 30, 2019

RRS-QTLY-0819
1.833432.113

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
	Principal Amount	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	$110,000	$112,406
Mortgage Real Estate Investment Trusts - 0.3%
Colony Financial, Inc. 3.875% 1/15/21	150,000	146,250
Exantas Capital Corp. 8% 1/15/20	300,000	309,750
MFA Financial, Inc. 6.25% 6/15/24	140,000	140,604
Redwood Trust, Inc. 5.625% 7/15/24	140,000	139,213
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	325,061
		1,060,878
TOTAL FINANCIALS		1,173,284
Nonconvertible Bonds - 1.6%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	46,294
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	395,405	463,753
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (a)	135,000	130,275
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	115,000	99,728
6.75% 3/15/25	95,000	90,963
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	183,150
KB Home 8% 3/15/20	140,000	144,578
M/I Homes, Inc. 5.625% 8/1/25	45,000	45,675
Meritage Homes Corp.:
5.125% 6/6/27	80,000	81,200
6% 6/1/25	100,000	107,500
New Home Co. LLC 7.25% 4/1/22	150,000	141,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	147,000
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	77,000
		1,248,444
TOTAL CONSUMER DISCRETIONARY		1,712,197
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	105,000	105,788
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	15,000
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	35,000	37,100
		157,888
FINANCIALS - 0.1%
Banks - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (a)	35,000	35,700
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	60,000	61,650
Diversified Financial Services - 0.1%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	100,000	100,502
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	25,000	25,688
		126,190
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	65,000	65,650
TOTAL FINANCIALS		289,190
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Care Capital Properties LP 5.125% 8/15/26	408,000	424,549
CBL & Associates LP 5.95% 12/15/26	132,000	90,420
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	83,000
DDR Corp. 4.625% 7/15/22	11,000	11,456
Equinix, Inc. 5.375% 5/15/27	105,000	112,557
iStar Financial, Inc.:
4.625% 9/15/20	105,000	105,919
5.25% 9/15/22	65,000	66,544
6% 4/1/22	135,000	138,375
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	36,019
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	108,150
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	55,037
4.5% 4/1/27	83,000	86,756
4.75% 1/15/28	67,000	70,919
SBA Communications Corp. 4% 10/1/22	40,000	40,550
Select Income REIT:
4.15% 2/1/22	63,000	63,907
4.25% 5/15/24	80,000	79,950
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	274,155
4.75% 2/15/28	100,000	97,053
6.75% 4/15/20	134,000	135,422
		2,080,738
Real Estate Management & Development - 0.4%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	91,800
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	273,798
Kennedy-Wilson, Inc. 5.875% 4/1/24	560,000	571,200
Mattamy Group Corp. 6.5% 10/1/25 (a)	160,000	168,600
Mid-America Apartments LP 4.3% 10/15/23	67,000	71,206
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	5,000	5,163
Washington Prime Group LP 5.95% 8/15/24	330,000	312,675
		1,494,442
TOTAL REAL ESTATE		3,575,180

TOTAL NONCONVERTIBLE BONDS		5,780,749

TOTAL CORPORATE BONDS
(Cost $6,860,288)		6,954,033

U.S. Treasury Inflation-Protected Obligations - 26.6%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$1,750,000	$1,886,488
0.75% 2/15/42	581,900	660,884
0.75% 2/15/45	3,155,000	3,390,183
0.875% 2/15/47	1,890,000	2,040,526
1% 2/15/46	1,155,000	1,306,436
1% 2/15/48	230,000	250,936
1% 2/15/49	980,000	1,053,381
1.375% 2/15/44	888,000	1,105,901
1.75% 1/15/28	2,026,000	2,770,618
2% 1/15/26	2,278,000	3,263,187
2.125% 2/15/40	994,000	1,505,138
2.125% 2/15/41	577,000	867,698
2.375% 1/15/25	6,159,000	9,328,880
2.375% 1/15/27	5,866,000	8,584,400
2.5% 1/15/29	1,358,000	1,944,512
3.375% 4/15/32	170,000	335,434
3.625% 4/15/28	1,822,000	3,695,655
3.875% 4/15/29	1,662,000	3,459,013
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	1,300,000	1,403,198
0.125% 4/15/21	4,150,000	4,431,414
0.125% 1/15/22	4,990,000	5,596,920
0.125% 4/15/22	4,600,000	4,794,081
0.125% 7/15/22	3,500,000	3,876,639
0.125% 1/15/23	3,150,000	3,466,856
0.125% 7/15/24	2,370,000	2,545,955
0.125% 7/15/26	2,150,000	2,276,455
0.25% 1/15/25	1,950,000	2,106,005
0.375% 7/15/23	1,220,000	1,350,246
0.375% 7/15/25	1,900,000	2,069,761
0.375% 1/15/27	600,000	639,073
0.375% 7/15/27	440,000	463,894
0.5% 4/15/24	2,230,000	2,287,108
0.5% 1/15/28	480,000	505,373
0.625% 7/15/21	1,571,000	1,791,693
0.625% 4/15/23	3,250,000	3,381,988
0.625% 1/15/24	510,000	568,158
0.625% 1/15/26	350,000	385,407
0.75% 7/15/28	1,770,000	1,877,448
0.875% 1/15/29	2,080,000	2,215,841
1.125% 1/15/21	1,485,000	1,747,619
1.375% 1/15/20	1,688,000	1,989,788
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $96,818,508)		99,220,190

Asset-Backed Securities - 0.9%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(b)(c)(d)	$141,456	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	301,501
Series 2002-2 Class M2, 9.163% 3/1/33	400,519	363,880
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	45,097	45,646
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.9333% 7/17/34 (a)(b)(e)	101,000	101,111
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	531,583	386,146
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.564% 12/25/33 (b)	41,096	27,020
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.9943% 1/17/35 (a)(b)(e)	100,000	100,000
Class F, 1 month U.S. LIBOR + 3.400% 5.7943% 1/17/35 (a)(b)(e)	197,000	196,999
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.2151% 2/5/36 (a)(b)(d)(e)	382,499	29
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36(a)	100,000	103,924
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	105,000	108,960
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	153,668
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.4719% 11/21/40 (a)(b)(d)(e)	1,500,000	1,496,432
TOTAL ASSET-BACKED SECURITIES
(Cost $3,626,665)		3,385,317

Commercial Mortgage Securities - 1.9%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (a)(b)	126,000	120,333
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 6.2658% 7/15/30 (a)(b)(e)	105,000	104,384
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	212,187
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	80,095
Series 2013-CR12 Class D, 5.2535% 10/10/46 (a)(b)	250,000	231,261
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	56,618
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6678% 5/10/43 (a)(b)	106,116	105,367
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	156,000	148,458
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	84,000	84,680
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (a)(b)	100,000	100,854
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6604% 12/25/43 (b)(c)	1,156,048	41,926
Series K012 Class X3, 2.329% 1/25/41 (b)(c)	654,162	21,720
Series K013 Class X3, 2.9099% 1/25/43 (b)(c)	1,124,000	47,471
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.5567% 8/10/44 (a)(b)	63,000	56,914
Class F, 4.5% 8/10/44 (a)	42,000	28,707
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	254,000	233,224
Series 2012-GCJ7 Class D, 5.8755% 5/10/45 (a)(b)	500,000	497,626
Series 2012-GCJ9 Class D, 4.9022% 11/10/45 (a)(b)	178,000	181,456
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	211,643
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	656,196
Hilton U.S.A. Trust Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	600,000	609,092
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	105,195
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.6443% 7/17/37 (a)(b)(e)	104,000	103,935
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	45,358
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	89,716
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.8525% 2/15/46 (a)(b)	200,000	191,426
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.7729% 1/20/41 (a)(b)	192,000	186,766
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8408% 8/15/45 (a)(b)	61,000	62,890
Series 2013-C7 Class D, 4.3693% 2/15/46 (a)(b)	91,000	88,224
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	52,224	45,790
Series 2011-C2:
Class D, 5.6675% 6/15/44 (a)(b)	358,000	364,560
Class E, 5.6675% 6/15/44 (a)(b)	454,000	448,233
Class F, 5.6675% 6/15/44 (a)(b)	343,000	313,210
Class XB, 0.6125% 6/15/44 (a)(b)(c)	12,067,221	117,296
Series 2011-C3 Class G, 5.2816% 7/15/49 (a)(b)	112,000	100,512
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.6443% 8/15/34 (a)(b)(e)	184,952	186,339
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	237,159	291,344
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.728% 5/10/45 (a)(b)	120,000	121,271
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class E, 4.9194% 10/15/45 (a)(b)	114,000	113,509
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	70,000	59,719
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.4067% 3/15/45 (a)(b)	220,000	209,748
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (a)(b)	140,000	118,478
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,850,957)		7,193,731
	Shares	Value

Common Stocks - 11.0%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations, Inc. (f)	7,200	229,104
Marriott International, Inc. Class A	2,700	378,783
Wyndham Destinations, Inc.	2,700	118,530
		726,417
FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
Chimera Investment Corp.	13,000	245,310
Ellington Financial LLC	13,100	235,407
Ellington Residential Mortgage REIT	5,200	55,952
Great Ajax Corp.	46,000	644,000
Hunt Companies Finance Trust, Inc.	2,244	7,652
MFA Financial, Inc.	109,066	783,094
New Residential Investment Corp.	28,200	433,998
Redwood Trust, Inc.	7,400	122,322
		2,527,735
REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 10.1%
Acadia Realty Trust (SBI)	49,344	1,350,545
Alexandria Real Estate Equities, Inc.	5,200	733,668
American Tower Corp.	5,600	1,144,920
Americold Realty Trust	7,800	252,876
Apartment Investment & Management Co. Class A	24,879	1,246,935
AvalonBay Communities, Inc.	9,709	1,972,675
Boston Properties, Inc.	10,401	1,341,729
Braemar Hotels & Resorts, Inc.	12,376	122,522
Cedar Realty Trust, Inc.	53,518	141,823
Clipper Realty, Inc.	16,400	183,352
Colony Capital, Inc.	64,623	323,115
Crown Castle International Corp.	4,400	573,540
CubeSmart	29,700	993,168
DDR Corp.	55,030	728,597
Digital Realty Trust, Inc.	4,700	553,613
Douglas Emmett, Inc.	15,700	625,488
Duke Realty Corp.	21,600	682,776
Equinix, Inc.	2,925	1,475,048
Equity Lifestyle Properties, Inc.	18,299	2,220,401
Equity Residential (SBI)	19,613	1,489,019
Essex Property Trust, Inc.	4,072	1,188,739
Extra Space Storage, Inc.	6,700	710,870
Healthcare Realty Trust, Inc.	26,600	833,112
Healthcare Trust of America, Inc.	12,690	348,087
Highwoods Properties, Inc. (SBI)	20,700	854,910
Host Hotels & Resorts, Inc.	9,981	181,854
Invitation Homes, Inc.	21,800	582,714
iStar Financial, Inc.	5,600	69,552
Lexington Corporate Properties Trust	31,800	299,238
Mack-Cali Realty Corp.	7,900	183,991
Mid-America Apartment Communities, Inc.	6,394	752,957
Prologis, Inc.	31,508	2,523,791
Public Storage	2,644	629,721
RLJ Lodging Trust	31,400	557,036
Sabra Health Care REIT, Inc.	26,200	515,878
Senior Housing Properties Trust (SBI)	25,400	210,058
Simon Property Group, Inc.	10,623	1,697,130
Store Capital Corp.	6,100	202,459
Sunstone Hotel Investors, Inc.	29,300	401,703
Taubman Centers, Inc.	12,695	518,337
Terreno Realty Corp.	8,300	407,032
UDR, Inc.	24,800	1,113,272
Urban Edge Properties	28,673	496,903
Ventas, Inc.	37,847	2,586,842
VEREIT, Inc.	12,400	111,724
Welltower, Inc.	12,425	1,013,010
Weyerhaeuser Co.	15,000	395,100
		37,541,830
Real Estate Management & Development - 0.0%
Colony NorthStar Credit Real Estate, Inc.	9,500	147,250
Retail Value, Inc.	2,043	71,096
		218,346

TOTAL REAL ESTATE		37,760,176

TOTAL COMMON STOCKS
(Cost $40,948,597)		41,014,328

Preferred Stocks - 3.7%
Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%	42,500	1,114,981
ZAIS Financial Corp. 7.00%	6,400	171,200
		1,286,181
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	50,301
iStar Financial, Inc. Series J, 4.50%	3,900	201,382
Lexington Corporate Properties Trust Series C, 6.50%	2,800	151,452
RLJ Lodging Trust Series A, 1.95%	400	10,556
Wheeler REIT, Inc. 8.75%	16,500	244,139
		657,830
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 7.012%	2,000	50,059
TOTAL REAL ESTATE		707,889

TOTAL CONVERTIBLE PREFERRED STOCKS		1,994,070

Nonconvertible Preferred Stocks - 3.2%
FINANCIALS - 1.9%
Mortgage Real Estate Investment Trusts - 1.9%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	415,077
8.25%	500	12,890
AGNC Investment Corp.:
Series B, 7.75%	8,000	204,400
Series C, 7.00%	6,600	171,138
Annaly Capital Management, Inc.:
Series C, 7.625%	1,356	34,008
Series D, 7.50%	8,644	219,274
Series F, 6.95%	15,500	393,700
Series G, 6.50%	10,800	262,008
Arbor Realty Trust, Inc. Series A, 8.25%	5,789	150,225
Armour Residential REIT, Inc. Series B, 7.875%	5,645	141,238
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	101,997
Chimera Investment Corp.:
Series B, 8.00%	27,587	711,190
Series C, 7.75%	8,000	202,400
Dynex Capital, Inc.:
Series A, 8.50%	16,355	418,034
Series B, 7.625%	10,545	259,967
Exantas Capital Corp. 8.625%	300	7,728
Invesco Mortgage Capital, Inc.:
7.50%	17,200	439,460
Series A, 7.75%	6,507	169,768
Series B, 7.75%	13,500	354,780
MFA Financial, Inc.:
8.00%	11,262	292,699
Series B, 7.50%	18,486	468,250
New Residential Investment Corp. Series A 7.50% (f)	3,200	81,280
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	215,486
Series C, 7.875%	3,200	78,400
Series D, 8.00%	6,500	157,950
PennyMac Mortgage Investment Trust:
8.125%	5,700	148,086
Series B, 8.00%	8,700	224,112
Two Harbors Investment Corp.:
7.75%	2,162	54,292
Series A, 8.125%	9,500	258,210
Series B, 7.625%	7,800	200,304
Series C, 7.25%	9,800	245,098
		7,093,449
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Homes 4 Rent Series G, 5.875%	3,200	82,464
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	2,500	54,100
Series I, 7.50%	2,500	53,175
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	58,376
Series C, 6.50%	4,900	107,555
City Office REIT, Inc. Series A, 6.625%	2,079	54,657
Colony Capital, Inc.:
Series B, 8.25%	4,210	103,692
Series E, 8.75%	13,700	342,363
Series G, 7.50%	1,300	29,523
Series H, 7.125%	7,700	165,627
Series I, 7.15%	18,500	406,075
Series J, 7.15%	18,200	396,942
Farmland Partners, Inc. Series B, 6.00%	10,000	236,000
Global Medical REIT, Inc. Series A, 7.50%	2,100	55,062
Global Net Lease, Inc. Series A, 7.25%	7,400	188,700
Investors Real Estate Trust Series C, 6.625%	5,000	127,126
iStar Financial, Inc.:
Series D, 8.00%	3,000	78,000
Series G, 7.65%	7,300	185,566
Series I, 7.50%	2,600	66,924
Jernigan Capital, Inc. Series B, 7.00%	2,500	64,726
Pebblebrook Hotel Trust Series C, 6.50%	7,058	179,838
Pennsylvania (REIT):
Series B, 7.375%	4,082	87,885
Series D, 6.875%	2,500	51,048
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	63,425
QTS Realty Trust, Inc. Series A, 7.125%	2,700	69,579
RAIT Financial Trust 7.625%	7,860	133,620
Saul Centers, Inc.:
Series C, 6.875%	2,107	56,320
Series D, 6.125%	1,300	32,630
Sotherly Hotels, Inc. Series C, 7.875%	1,700	42,917
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	63,960
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	78,000
UMH Properties, Inc.:
Series C, 6.75%	5,340	134,568
Series D, 6.375%	1,800	44,802
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	3,300	84,876
Series H, 6.25%	4,500	119,700
VEREIT, Inc. Series F, 6.70%	18,096	456,200
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	61,064
Series I, 6.875%	1,402	27,017
		4,644,102

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,737,551

TOTAL PREFERRED STOCKS
(Cost $13,687,856)		13,731,621
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 12/22/24 (b)(e)	49,250	48,378
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.15% 4/27/24 (b)(e)	63,763	60,941
		109,319
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7706% 6/23/23 (b)(e)	67,209	58,360

TOTAL CONSUMER DISCRETIONARY		167,679

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0799% 12/19/20 (b)(e)	140,964	134,269
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 10/2/23 (b)(e)	41,004	40,901
		175,170
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	200,000	206,100
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 12/5/20 (b)(e)	68,499	68,156

TOTAL FINANCIALS		274,256

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 12/20/24 (b)(e)	48,075	48,087
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1517% 6/28/23 (b)(e)	153,450	153,066
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.91% 3/24/24 (b)(e)	48,042	47,373

TOTAL REAL ESTATE		200,439

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.91% 12/2/21 (b)(e)	46,519	44,658
TOTAL BANK LOAN OBLIGATIONS
(Cost $930,117)		910,289
	Shares	Value

Equity Funds - 25.4%
Fidelity Commodity Strategy Central Fund (g)
(Cost $219,220,369)	19,465,444	94,407,405

Fixed-Income Funds - 27.4%
Fidelity Floating Rate Central Fund (g)
(Cost $104,313,817)	1,005,664	102,004,465
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(d)
(Cost $594,368)	500,000	11,701
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.42% (h)
(Cost $4,490,677)	4,489,779	4,490,677
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $498,342,219)		373,323,757
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(866,572)
NET ASSETS - 100%		$372,457,185

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,119,686 or 3.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,522
Fidelity Commodity Strategy Central Fund	958,248
Fidelity Floating Rate Central Fund	5,179,383
Fidelity Securities Lending Cash Central Fund	26
Total	$6,210,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$126,472,744	$9,966,400	$33,340,852	$(20,392,625)	$11,701,738	$94,407,405	39.1%
Fidelity Floating Rate Central Fund	124,858,040	13,879,861	34,551,410	(833,008)	(1,349,018)	102,004,465	5.3%
Total	$251,330,784	$23,846,261	$67,892,262	$(21,225,633)	$10,352,720	$196,411,870

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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